LIQUIDITY (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit	$ 36,683,506	$ 34,537,976	$ 25,379,698	$ 36,653,460
Cash and Cash Equivalents, at Carrying Value	221,312	3,274,287	$ 13,567
Freight App Inc [Member]
Accumulated deficit	21,800,763	13,599,958
Working capital deficit	9,738,852
Debt, Current	12,359,531
Cash and Cash Equivalents, at Carrying Value	$ 3,152,993	$ 2,766,491